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Oberweis Small-Cap Opportunities Fund
Oberweis Small-Cap Opportunities Fund

THE OBERWEIS FUNDS
(The “Trust”)

Oberweis Small-Cap Opportunities Fund

SUPPLEMENT DATED DECEMBER 7, 2021
TO PROSPECTUS, SUMMARY PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2021

IMPORTANT NOTICE

 The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of stated limits. Effective January 1, 2022, the expense limit will decrease from 1.30% to 1.00% for the Institutional Class shares and from 1.55% to 1.25% for the Investor Class shares and the fee table under the “Fees and Expenses of the Fund” section and the “Example” section of the Prospectus will be replaced with the following:

Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees - Oberweis Small-Cap Opportunities Fund	Investor Class	Institutional Class
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	1.00%	1.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	1.00%	1.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oberweis Small-Cap Opportunities Fund		Investor Class	Institutional Class
Management Fees	[1]	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1]	0.57%	0.57%
Total Annual Fund Operating Expenses	[1],[2]	1.62%	1.37%
Expense Reimbursement	[1]	(0.37%)	(0.37%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	1.25%	1.00%
[1]	Expenses have been restated to reflect current fees.
[2]	The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.25% and 1.00% of average daily net assets excluding any interest, taxes, brokerage commissions and extraordinary expenses for Investor Class and Institutional Class shares, respectively, (the “expense limitation”), however, the adviser is not obligated to reimburse the Fund for any amounts in excess of fees paid to the adviser. The contractual arrangement continues in force until April 30, 2022. Except for termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds. The adviser may recoup the amount of any expenses reimbursed during the term of the contract if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the reimbursement.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Oberweis Small-Cap Opportunities Fund - USD ($)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Investor Class	127	475	846	1,891
Institutional Class	102	397	715	1,641

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE For more information, please call The Oberweis Funds at 1-800-245-7311.